Summary of Significant Accounting Policies - Intangibles through impairment (Details)	9 Months Ended
Sep. 30, 2020
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
License
Finite-Lived Intangible Assets [Line Items]
Useful lives	3 years
Land Use Rights
Finite-Lived Intangible Assets [Line Items]
Useful lives	536 months